Equity - Earnings per share - Net income from continuing operations (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity [abstract]
Net income of continuing operations	€ 1,954	€ 4,822	€ 3,004	€ 1,954
Effect of subordinated notes		(255)	(268)	(293)
Net income attributable to the owners of the parent company - basic (adjusted)		€ 4,567	€ 2,736	€ 1,661